Note 4 - Summary of Material Accounting Policy Information - Schedule of Subsidiaries in Financial Statements (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Gorilla science & technology holding, inc. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
ISSCore technology, inc. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Telmedia technology limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Gorilla SPAC partners co. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Gorilla technology UK limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Gorilla technology egypt llc [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Gorilla Distribution Egypt [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Gorilla Taiwan [Member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
NSGUARD technology inc. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Gorilla technology (india) private limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Gorilla distribution partners limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	55.00%	55.00%
Gorilla Technology (Thailand) Co., Ltd. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	0.00%
Gorilla Technology Pte. Ltd. (Gorilla Singapore) [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%	0.00%